Labor and Social Security Liabilities - Schedule of Liabilities Arising Operational Activities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities Arising Operational Activities [Abstract]
Salaries	$ 64,425	$ 30,927
Salaries change of amount	$ 32,644
Salaries change of percentage	106.00%
Social Security	$ 88,857	76,712
Social Security change of amount	$ 13,298
Social Security change of percentage	17.00%
Labor Provisions	$ 3,581	22,778
Labor Provisions change of amount	$ (19,676)
Labor Provisions change of percentage	(86.00%)
Total amount of liabilities arising from operational activities	$ 156,683	$ 130,417
Total amount of movement liabilities arising from operational activities	$ 26,266
Total Percentage of Liabilities arising from operational activities	20.00%